Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Additional Information (Detail) £ in Millions		12 Months Ended
	Oct. 26, 2018 GBP (£)	Dec. 31, 2020 GBP (£) Employee	Dec. 31, 2019 GBP (£) Employee	Dec. 31, 2018 Employee
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Increase in liabilities	£ 40	£ 5	£ 5
Allowance included in the scheme liabilities value		£ 50	£ 45
Average number of full-time equivalent staff | Employee		22,139	23,706	24,210
Property, plant and equipment		£ 1,740	£ 1,971
Expense relating to short-term leases		10	13
Operating lease assets
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Depreciation, property, plant and equipment		92	103
Property, plant and equipment		542	574
IFRS 16
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Depreciation for lease assets		59	61
Operating lease assets		£ 103	£ 153